Franchise arrangements - Schedule of Future Minimum Rent Payments Due to the Company Under Existing Franchised Agreements (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Franchise Arrangements [Line Items]
2024	$ 70,264
2025	63,024
2026	58,012
2027	52,319
2028	45,631
Thereafter	228,945
Total	518,195
Owned sites
Franchise Arrangements [Line Items]
2024	6,574
2025	5,061
2026	5,092
2027	4,953
2028	4,178
Thereafter	34,976
Total	60,834
Leased sites
Franchise Arrangements [Line Items]
2024	63,690
2025	57,963
2026	52,920
2027	47,366
2028	41,453
Thereafter	193,969
Total	$ 457,361